UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


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1.    Name and address of issuer:

      WisdomTree Trust
      380 Madison Avenue, 21st Floor
      New York, NY 10017
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     WisdomTree Total Dividend Fund

     WisdomTree Equity Income Fund

     WisdomTree LargeCap Dividend Fund

     WisdomTree Dividend ex-Financials Fund

     WisdomTree MidCap Dividend Fund

     WisdomTree SmallCap Dividend Fund

     WisdomTree DEFA Fund

     WisdomTree DEFA Equity Income Fund

     WisdomTree Global Equity Income Fund

     WisdomTree Europe SmallCap Dividend Fund

     WisdomTree Japan Hedged Equity Fund

     WisdomTree Global ex-U.S. Growth Fund

     WisdomTree Japan SmallCap Dividend Fund

     WisdomTree Asia Pacific ex-Japan Fund

     WisdomTree Australia Dividend Fund

     WisdomTree International LargeCap Dividend Fund

     WisdomTree International Dividend ex-Financials Fund

     WisdomTree International MidCap Dividend Fund

     WisdomTree International SmallCap Dividend Fund

     WisdomTree Emerging Markets Equity Income Fund

     WisdomTree Emerging Markets SmallCap Dividend Fund

     WisdomTree Middle East Dividend Fund

     WisdomTree Europe Hedged Equity Fund

     WisdomTree Commodity Country Equity Fund

     WisdomTree Global Natural Resources Fund

     WisdomTree Global ex-U.S. Utilities Fund

     WisdomTree Global ex-U.S. Real Estate Fund

     WisdomTree Total Earnings Fund

     WisdomTree Earnings 500 Fund

     WisdomTree MidCap Earnings Fund

     WisdomTree SmallCap Earnings Fund

     WisdomTree LargeCap Value Fund

     WisdomTree LargeCap Growth Fund

     WisdomTree India Earnings Fund

     WisdomTree China Dividend ex-Financials Fund

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3.   Investment Company Act File Number:

	811-21864

     Securities Act File Number:

	333-132380


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4(a). Last day of fiscal year for which this Form is filed:

        March 31, 2013

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4(b). |_| Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:


     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f): $	10,522,718,631

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year: $ 2,705,765,037

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission: $ 0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]: $ 2,705,765,037

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]: $ 7,816,953,594

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]: $ 0

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9): 0.0001364

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):  = $ 1,066,232.47


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here: $0.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $ 0

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 1,066,232.47

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               June 19, 2013
               CIK:0001350487

               Method of Delivery:

                    |x|  Wire Transfer #B1Q8152C003272

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

	/s/  Jonathan Steinberg
	Jonathan Steinberg
	President

By (Signature and Title)*

 	/s/  David Castano
	David Castano
	Treasurer


Date: June 20, 2013

*Please print the name and title of the signing officer below the signature.